Segment Reporting - Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non cash items included in segment income (loss) from operations by reportable segment
Depreciation and amortization	$ 104,861	$ 54,543	$ 18,733
Amortization of intangible assets	61,667	25,694	0
Stock-based compensation	12,160	15,532	11,627
Segments | Strayer University
Non cash items included in segment income (loss) from operations by reportable segment
Depreciation and amortization	23,956	20,427	18,733
Stock-based compensation	5,971	11,759	11,627
Segments | Capella University
Non cash items included in segment income (loss) from operations by reportable segment
Depreciation and amortization	18,837	7,693	0
Stock-based compensation	5,822	1,531	0
Segment Reconciling Items
Non cash items included in segment income (loss) from operations by reportable segment
Amortization of intangible assets	61,667	25,694	0
Merger and integration costs	401	729	0
Merger and integration costs	$ 367	$ 2,242	$ 0